Vessel Operating and Supervision Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Vessel Operating and Supervision Costs
Employee costs	$ 10,657	$ 10,012	$ 8,771
Crew wages	61,995	53,593	49,254
Technical maintenance expenses	28,736	29,520	20,364
Provisions and stores	6,367	5,191	4,962
Insurance expenses	7,045	7,396	7,407
Management fees		188	375
Vessels' tax	2,312	1,473	3,010
Other operating expenses	5,374	5,259	4,409
Total	$ 122,486	$ 112,632	$ 98,552